Impact on Regulatory Capital, RWA, and Leverage Exposure 1 Fully loaded (Detail: Text Values)	Dec. 31, 2018
Fully loaded [Member] | Common EquityTier 1 capital fully loaded [Member]
Impact on Regulatory Capital, RWA, and Leverage Exposure 1 [Line Items]
Phase-in percentage according to CRR transitional rules considered in pro forma view	80.00%